United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F   COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, January 28, 2008
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None

                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  49

Form 13F Information Table Vaule Total:  $195,104

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                                                                              Form 13-F INFORMATION TABLE

                                                                       Value    Shares/     SH/   Put/    Invstmt  Other Vtg Auth
Name of Issuer                       Title of Class      Cusip       (x$1000)   Prn/Amt     PR    Call    Dscretn  Mgrs.   Sole
--------------                       --------------      ----------   -------   -------     ---   ----    -------- ----- -------
ADVANCED SEMICONDUCTOR ENGR          Sponsored ADR       00756M404    6077     1210500      SH             sole          1210500
ALCATEL-LUCENT                       Sponsored ADR       013904305    3462     473000       SH             sole          473000
AMKOR TECHNOLOGY INC                 com                 031652100    6161     722300       SH             sole          722300
ANADARKO PETROLEUM CORP              com                 032511107    4480     68200        SH             sole          68200
APACHE CORP                          com                 037411105    5194     48300        SH             sole          48300
ARCH COAL INC                        com                 039380100    5616     125000       SH             sole          125000
ARRIS GROUP INC                      com                 04269Q100    4131     413900       SH             sole          413900
BARRICK GOLD CORP                    com                 067901108    2187     52000        SH             sole          52000
CELESTICA INC SUBORD VTG SHS         sub vtg shs         15101Q108    5626     970000       SH             sole          970000
CHESAPEAKE ENERGY CORP               com                 165167107    4038     103000       SH             sole          103000
CHICAGO BRIDGE & IRON CO MV          ny registry sh      167250109    2871     47500        SH             sole          47500
CIRCUIT CITY STORES INC              com                 172737108    3570     850000       SH             sole          850000
COTT CORPORATION                     com                 22163N106    6660     1000000      SH             sole          1000000
DEVON ENERGY CORP                    com                 25179M103    4285     48200        SH             sole          48200
DIAMOND OFFSHORE DRILLING INC        com                 25271C102    5311     37400        SH             sole          37400
ENSCO INTERNATIONAL INC              com                 26874Q100    3696     62000        SH             sole          62000
EOG RESOURCES INC                    com                 26875P101    3570     40000        SH             sole          40000
ERICSSON L M TEL CO                  ADR B SEK 10        294821608    3584     153500       SH             sole          153500
GOLDCORP INC                         com                 380956409    2063     60800        SH             sole          60800
ISHARES DJ US RE                     DJ US Real Est      464287739    2580     3000         SH     put     sole          3000
JOY GLOBAL INC                       com                 481165108    1751     26600        SH             sole          26600
KEMET CORP                           com                 488360108    2352     354698       SH             sole          354698
MARKET VECTORS ETF TR                Gold Miner ETF      57060U100    4895     106800       SH             sole          106800
MASSEY ENERGY CORP                   com                 576206106    4826     135000       SH             sole          135000
MICRON TECHNOLOGY INC                com                 595112103    4452     614000       SH             sole          614000
MICRON TECHNOLOGY INC                com                 595112103     67      700          SH     call    sole          700
MOTOROLA INC                         com                 620076109    4741     295600       SH             sole          295600
NOKIA CORP-SPONSORED ADR             Sponsored ADR       654902204     230     6000         SH             sole          6000
OCEANEERING INTERNATIONAL INC        com                 675232102    2223     33000        SH             sole          33000
PATRIOT COAL CORP                    com                 70336T104     125     3000         SH             sole          3000
PEABODY ENERGY CORP                  com                 704549104    3698     60000        SH             sole          60000
PIONEER NATURAL RESOURCES CO         com                 723787107    3165     64800        SH             sole          64800
POWERWAVE TECHNOLOGIES INC           com                 739363109    2620     650000       SH             sole          650000
POWERSHS DB MULTI SECT COMM          DB AGRICULT FD      73936B408    3959     120000       SH             sole          120000
SOUTHWESTERN ENERGY CO               com                 845467109    4458     80000        SH             sole          80000
SPRINT NEXTEL CORPORATION            com ser 1           852061100    5882     448000       SH             sole          448000
STREETTRACKS GOLD TRUST              gold shs            863307104    8246     100000       SH             sole          100000
TELLABS INC                          com                 879664100    5163     789500       SH             sole          789500
TIME WARNER INC NEW                  com                 887317105    3319     201000       SH             sole          201000
ULTRA PETROLEUM CORP                 com                 903914109    4290     60000        SH             sole          60000
UNITED STATES NATURAL GAS FD LP      unit                912318102     363     10000        SH             sole          10000
UTSTARCOM INC                        com                 918076100    7706     2802000      SH             sole          2802000
VERIZON COMMUNICATIONS               com                 92343V104    3417     78216        SH             sole          78216
VISHAY INTERTECHNOLOGY INC           com                 928298108    3440     301500       SH             sole          301500
WESTERN DIGITAL CORP                 com                 958102105    6042     200000       SH             sole          200000
CHIPMOS TECHNOLOGIES BERMUDA LTD     shs                 G2110R106    5346     1255000      SH             sole          1255000
NOBLE DRILLING CORP                  shs                 G65422100    3888     68800        SH             sole          68800
TRANSOCEAN INC.                      shs                 G90073100    5078     35476        SH             sole          35476
WEATHERFORD INTERNATIONAL INC        com                 G95089101    4260     62100        SH             sole          62100

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